Acquisitions and Divestures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 Business	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Microdyne Corporation [Member]	Dec. 31, 2011 Microdyne Corporation [Member]	Dec. 19, 2013 2013 Business Acquisition [Member]	Dec. 31, 2012 2012 Business Acquisitions [Member] Business	Dec. 31, 2013 Link U.K. [Member]	Sep. 27, 2013 Link U.K. [Member] Adjustments to Preliminary Valuations Adjustments [Member]	Dec. 31, 2013 Link U.K. [Member] Adjustments to Preliminary Valuations Adjustments [Member]	Dec. 31, 2013 Kollmorgen Electro-Optical [Member]	Dec. 31, 2013 MAVCO, Inc. [Member]	Dec. 31, 2011 2011 Business Acquisitions [Member] Business	Dec. 31, 2013 2011 Business Acquisitions [Member]	Dec. 31, 2013 ComHouse [Member]	Jul. 17, 2012 Engility [Member]	Dec. 31, 2013 Engility [Member]	Dec. 31, 2012 Engility [Member]	Dec. 31, 2011 Engility [Member]	Jul. 26, 2012 Engility [Member] 6 3/8% Senior Subordinated Notes due October 15, 2015 [Member]	Dec. 31, 2013 Engility [Member] Cargo Radiation Screening Business of DNI [Member]	Dec. 31, 2012 Engility [Member] Cargo Radiation Screening Business of DNI [Member]	Oct. 28, 2011 Engility [Member] Cargo Radiation Screening Business of DNI [Member]
Acquisitions And Discontinued Operations [Line Items]
Aggregate purchase price of acquisition						$ 54	$ 349						$ 18
Goodwill deductible for income tax purposes						44	182						14
Number of businesses acquired	3						3						2
Amount of goodwill recognized	7,796	7,776	7,472				278		32				19	19
Acquisition date								Aug. 06, 2012			Feb. 06, 2012	Apr. 13, 2012			Jul. 01, 2011						Oct. 28, 2011
Other liabilities									17
Contracts in process									16
Foreign currency translation adjustments									4
Net working capital adjustment										6
Maximum contingent consideration related to acquisition																							10
Fair value of the contingent consideration																					5	2	7
Spin-off date																	Jul. 17, 2012
Net cash distribution in connection with spin-off																		335
Redemption of 6 3/8% Senior Subordinated Notes due 2015																				250
Interest rate on Senior Notes																				6.375%
Distribution Agreement date																	Jul. 16, 2012
Transaction expenses in connection with the spin-off, before income taxes																		19	9
Transaction expenses in connection with the spin-off, after income taxes																		14	7
Interest expense for debt																14		14	31
Divestiture date				Feb. 22, 2011
Loss on sale of business					2
Annual revenues from business					$ 8											$ 911			$ 2,011